Cover	Aug. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity File Number	0-16035
Entity Registrant Name	SONO TEK CORP.
Entity Central Index Key	0000806172
Entity Tax Identification Number	14-1568099
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	2012 Route 9W
Entity Address, City or Town	Milton
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12547
City Area Code	(845)
Local Phone Number	795-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false